Additional disclosure items G.2.2. Lease commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [Line Items]
Rental expense	$ 1	$ 152	$ 151
Minimum lease payments payable under non-cancellable operating lease		801
Minimum finance lease payments payable		914
Finance lease liabilities		353
Interest expense on finance leases	$ 157	91	$ 65
1 year
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum lease payments payable under non-cancellable operating lease		127
Minimum finance lease payments payable		99
1 to 5 years
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum lease payments payable under non-cancellable operating lease		412
Minimum finance lease payments payable		400
After five years
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum lease payments payable under non-cancellable operating lease		262
Minimum finance lease payments payable		415
Joint ventures
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum lease payments payable under non-cancellable operating lease		312
Minimum finance lease payments payable		$ 1